Janus Investment Fund
Janus Real Return Allocation Fund (the “Fund”)
Supplement dated August 3, 2012
to Currently Effective Prospectuses
The purpose of this Supplement is to provide you with information regarding certain changes to the Fund.
Effective October 15, 2012, the following changes will take place:

•	The Fund’s name will change to Janus Real Return Fund, and its principal investment strategies and prospectus disclosure will change as described below.
Prospectus Changes

1.	The following changes apply to the Fund Summary section:
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses”:

SHAREHOLDER FEES
(fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T

Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.70%	0.69%	0.94%	0.69%	0.94%
Total Annual Fund Operating Expenses(1)	1.50%	2.24%	1.74%	1.24%	1.49%
Fee Waiver(1)	0.49%	0.48%	0.48%	0.48%	0.48%
Net Annual Fund Operating Expenses After Fee Waiver(1)	1.01%	1.76%	1.26%	0.76%	1.01%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees — applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees applicable to Class A Shares, Class C Shares, and Class I Shares); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 0.76% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations (May 13, 2011) or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule that was effective at commencement of operations, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.
The following replaces in its entirety the corresponding information found under “Example”:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 years
Class A Shares	$620	$926	$1,253	$2,177
Class C Shares	$327	$700	$1,199	$2,573
Class S Shares	$177	$547	$943	$2,049
Class I Shares	$126	$393	$680	$1,498
Class T Shares	$151	$470	$812	$1,777

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 years
Class A Shares	$620	$926	$1,253	$2,177
Class C Shares	$227	$700	$1,199	$2,573
Class S Shares	$177	$547	$943	$2,049
Class I Shares	$126	$393	$680	$1,498
Class T Shares	$151	$470	$812	$1,777
The information under “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:
The Fund pursues its investment objective by primarily investing in U.S. Treasury securities, short-duration high-yield/high-risk debt, commodity-linked investments, and equity securities. The Fund’s investments in U.S. Treasury securities may also include Treasury Inflation Protected Securities, also known as TIPS. As utilized by the Fund, each of these types of investments may be considered an “inflation-related investment,” which are those that may provide what is known as “real return,” or a rate of return above the rate of inflation over a full market cycle. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.
The Fund may invest up to 90% of its net assets in short-duration high-yield/high-risk debt securities. The Fund’s investments in short-duration high-yield/high-risk securities include debt rated below investment grade, also known as “junk bonds.” Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The Fund may also invest in certain investment grade debt instruments, including corporate bonds, government bonds, municipal bonds, mortgage-backed securities, zero-coupon bonds, and agency securities. The Fund may invest in foreign debt securities.
To seek exposure to the commodities markets, the Fund may invest in commodity-linked investments such as commodity-related exchange-traded funds (“ETFs”), commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”).
The Fund’s investments in equity securities may include common stock, preferred stock, and convertible securities, all of which may include exposure to foreign markets. The Fund may invest in companies of any market capitalization. The Fund’s equity investments may also include securities of real estate-related companies, including, but not limited, to real estate investment trusts (“REITS”) and similar REIT-like entities, such as foreign entities that have REIT characteristics.
The Fund may also invest in derivative instruments (by taking long and/or short positions) for various purposes, including hedging by shorting interest rate futures against long positions in TIPS, using inflation index swaps to hedge against unexpected changes in the rate of inflation, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.
The Fund may also use reverse repurchase agreements to generate income as part of its inflation-related strategies. Proceeds from reverse repurchase agreement transactions may be invested in other securities or instruments to attempt to increase the Fund’s investment return. The Fund may also invest in money market instruments, buy backs or dollar rolls, other securitized debt products, bank loans, various when-issued securities, exchange-traded notes, and other investment companies.
In addition to considering economic factors such as the rate of inflation and the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
The following paragraphs replace in their entirety the first paragraph under “Principal Investment Risks” and the High-Yield/High-Risk Bond Risk paragraph in the Fund Summary section:
Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.
High-Yield/High-Risk Bond Risk. The Fund may invest up to 90% of its net assets in higher-yielding/higher-risk bonds, also known as “junk” bonds. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
The information regarding the following risks under “Principal Investment Risks” in the Fund Summary section is hereby deleted in its entirety: Management Risk, Inflation-Linked Securities Risk, Subsidiary Risk, and Emerging Markets Risk.
The following risk replaces in its entirety the Inflation-Linked Securities Risk under “Principal Investment Risks”:
Inflation-Related Investment Risk. Inflation index swaps and other inflation-linked securities are subject to inflation risk. A swap held long by the Fund can potentially lose value if the rate of inflation over the life of the swap is less than the fixed rate that the Fund agrees to pay at the initiation of the swap. Except for the Fund’s investments in U.S. Treasury securities, which are guaranteed as to principal by the U.S. Treasury, the inflation-adjusted principal value of inflation-linked securities repaid at maturity may be less than the original principal. Because of the inflation-linked adjustment feature, inflation-linked securities typically have lower yields than conventional fixed-rate securities. In the event of deflation, where prices decline over time, the principal and income of inflation-linked securities will likely decline, resulting in losses to the Fund.
Please retain this supplement with your records.

Janus Investment Fund
Janus Real Return Allocation Fund (the “Fund”)
Class D Shares
Supplement dated August 3, 2012
to Currently Effective Prospectuses
The purpose of this Supplement is to provide you with information regarding certain changes to the Fund.
Effective October 15, 2012, the following changes will take place:

•	The Fund’s name will change to Janus Real Return Fund, and its principal investment strategies and prospectus disclosure will change as described below.
Prospectus Changes

1.	The following changes apply to the Fund Summary section:
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees	0.55%
Other Expenses	0.97%
Total Annual Fund Operating Expenses(1)	1.52%
Fee Waiver(1)	0.64%
Net Annual Fund Operating Expenses After Fee Waiver(1)	0.88%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 0.76% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations (May 13, 2011) or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule that was effective at commencement of operations, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.
The following replaces in its entirety the corresponding information found under “Example”:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$154	$479	$827	$1,808

The information under “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:
The Fund pursues its investment objective by primarily investing in U.S. Treasury securities, short-duration high-yield/high-risk debt, commodity-linked investments, and equity securities. The Fund’s investments in U.S. Treasury securities may also include Treasury Inflation Protected Securities, also known as TIPS. As utilized by the Fund, each of these types of investments may be considered an “inflation-related investment,” which are those that may provide what is known as “real return,” or a rate of return above the rate of inflation over a full market cycle. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.
The Fund may invest up to 90% of its net assets in short-duration high-yield/high-risk debt securities. The Fund’s investments in short-duration high-yield/high-risk securities include debt rated below investment grade, also known as “junk bonds.” Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The Fund may also invest in certain investment grade debt instruments, including corporate bonds, government bonds, municipal bonds, mortgage-backed securities, zero-coupon bonds, and agency securities. The Fund may invest in foreign debt securities.
To seek exposure to the commodities markets, the Fund may invest in commodity-linked investments such as commodity-related exchange-traded funds (“ETFs”), commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”).
The Fund’s investments in equity securities may include common stock, preferred stock, and convertible securities, all of which may include exposure to foreign markets. The Fund may invest in companies of any market capitalization. The Fund’s equity investments may also include securities of real estate-related companies, including, but not limited, to real estate investment trusts (“REITS”) and similar REIT-like entities, such as foreign entities that have REIT characteristics.
The Fund may also invest in derivative instruments (by taking long and/or short positions) for various purposes, including hedging by shorting interest rate futures against long positions in TIPS, using inflation index swaps to hedge against unexpected changes in the rate of inflation, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.
The Fund may also use reverse repurchase agreements to generate income as part of its inflation-related strategies. Proceeds from reverse repurchase agreement transactions may be invested in other securities or instruments to attempt to increase the Fund’s investment return. The Fund may also invest in money market instruments, buy backs or dollar rolls, other securitized debt products, bank loans, various when-issued securities, exchange-traded notes, and other investment companies.
In addition to considering economic factors such as the rate of inflation and the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
The following paragraphs replace in their entirety the first paragraph under “Principal Investment Risks” and the High-Yield/High-Risk Bond Risk paragraph in the Fund Summary section:
Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.
High-Yield/High-Risk Bond Risk. The Fund may invest up to 90% of its net assets in higher-yielding/higher-risk bonds, also known as “junk” bonds. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

The information regarding the following risks under “Principal Investment Risks” in the Fund Summary section is hereby deleted in its entirety: Management Risk, Inflation-Linked Securities Risk, Subsidiary Risk, and Emerging Markets Risk.
The following risk replaces in its entirety the Inflation-Linked Securities Risk under “Principal Investment Risks”:
Inflation-Related Investment Risk. Inflation index swaps and other inflation-linked securities are subject to inflation risk. A swap held long by the Fund can potentially lose value if the rate of inflation over the life of the swap is less than the fixed rate that the Fund agrees to pay at the initiation of the swap. Except for the Fund’s investments in U.S. Treasury securities, which are guaranteed as to principal by the U.S. Treasury, the inflation-adjusted principal value of inflation-linked securities repaid at maturity may be less than the original principal. Because of the inflation-linked adjustment feature, inflation-linked securities typically have lower yields than conventional fixed-rate securities. In the event of deflation, where prices decline over time, the principal and income of inflation-linked securities will likely decline, resulting in losses to the Fund.
Please retain this supplement with your records.